Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 249	$ 193	$ 210
Net interest (income) expense on net defined benefit (asset) liability	1	(20)	(10)
Past service cost (income)		(5)	7
Administrative expenses	5	5	5
Benefits expense	255	173	212
Defined contribution expense	169	170	153
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	511	425	441
Pension Plans [member] | Canada and Quebec [member]
Disclosure of defined benefit plans [line items]
Benefits expense	87	82	76
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	11	9	26
Net interest (income) expense on net defined benefit (asset) liability	32	37	45
Past service cost (income)			(277)
Remeasurement of other long-term benefits	10	6	(10)
Benefits expense	53	52	(216)
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 53	$ 52	$ (216)